Note 11 - Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	January 31, 2016	January 31, 2015
Accrued compensation and benefits	10,700	9,017
Accrued professional fees	1,211	1,137
Other accrued liabilities	4,933	6,541
	16,844	16,695